Loans and Financing (Details 4) - Copel geracaoe transmissao SA [member]	12 Months Ended
Dec. 31, 2022
B N D E S Finemn 8209891 Maua [Member]
IfrsStatementLineItems [Line Items]
Company	Copel GeT
Contract	BNDES Finem No. 820989.1 - Mauá
Annual financial index	EBITDA / Net financial results
Limit	≥ 1.3
Bancodo Brasiln 21020000 Maua [Member]
IfrsStatementLineItems [Line Items]
Contract	Banco do Brasil No. 21/02000-0 - Mauá
Annual financial index	EBITDA / Net financial results
Limit	≥ 1.3
Commercial Papers [Member]
IfrsStatementLineItems [Line Items]
Contract	Commercial paper
Annual financial index	Debt service coverage ratio
Limit	≥ 1.5 ≤ 3.5
B N D E S Finemn 14205611 [Member]
IfrsStatementLineItems [Line Items]
Company	Copel DIS
Contract	BNDES Finem No. 14205611
Annual financial index	Financial indebtedness / EBITDA
Limit	≤ 4.0
B N D E S Finemn 14212711 [Member]
IfrsStatementLineItems [Line Items]
Company	Santa Maria
Contract	BNDES Finem No. 14212711
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3
B N D E S Finemn 14212721 [Member]
IfrsStatementLineItems [Line Items]
Company	Santa Helena
Contract	BNDES Finem No. 14212721
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3
B N D E S Assignment Agreement [Member]
IfrsStatementLineItems [Line Items]
Company	São Bento Energia, Investimento e Participações
Contract	BNDES Assignment Agreement
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3
B N D E S Finemn 11211531 [Member]
IfrsStatementLineItems [Line Items]
Company	GE Boa Vista S.A.
Contract	BNDES Finem No. 11211531
B N D E S Finemn 11211521 [Member]
IfrsStatementLineItems [Line Items]
Company	GE Farol S.A.
Contract	BNDES Finem No. 11211521
B N D E S Finemn 11211551 [Member]
IfrsStatementLineItems [Line Items]
Company	GE Olho D´Água S.A.
Contract	BNDES Finem No. 11211551
B N D E S Finemn 11211541 [Member]
IfrsStatementLineItems [Line Items]
Company	GE São Bento do Norte S.A.
Contract	BNDES Finem No. 11211541
B N D E S Finemn 18204611 [Member]
IfrsStatementLineItems [Line Items]
Company	Cutia
Contract	BNDES Finem No. 18204611
Annual financial index	Debt service coverage ratio (a) [1]
Limit	≥ 1.2
B N D E S Finemn 13212221 [Member]
IfrsStatementLineItems [Line Items]
Company	Costa Oeste
Contract	BNDES Finem No. 13212221
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3
B N D E S Finemn 14205851 [Member]
IfrsStatementLineItems [Line Items]
Company	Marumbi
Contract	BNDES Finem No. 14205851
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3

[1]	financial ratio calculated based on the amounts of the consolidated financial statements of Cutia Empreendimentos Eólicos S.A. The contract establishes that, should the index be in the range between 1.10 and 1.20, the value of the funds invested in the Reserve Account must be complemented so that the total reaches the index of 1.20, within 2 days of the release of the financial statements.